EXHIBIT 99.1

KPMG LLP

Suite 900

8350 Broad Street

McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Oxford Finance LLC (the “Company”)

Barclays Capital Inc. (“Barclays”)

KeyBanc Capital Markets Inc.

MUFG Securities Americas Inc.

SMBC Nikko Securities America, Inc.

Wells Fargo Securities, LLC

Huntington Securities, Inc.

(together, the “Specified Parties”)

Re: Oxford Finance Funding Trust 2022-1– Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “2022-1 Loan Data File v06 - KPMG.xlsx”, provided by Barclays on behalf of the Company, on January 18, 2022, containing information on 79 promissory notes as of December 31, 2021 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Oxford Finance Funding Trust 2022-1. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts, months, decimals, and percentages were within $1.00, 1 month, 0.1, and 0.1%, respectively.
•	The term “Loan Files” means the following information sources provided by the Company: Promissory Note, Appraisal Report, Available Debt Report, Billing Report, Public Company Valuations Report, Salesforce Report, and Quarterly Performance Report..

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Loan Cash Streams File” means the electronic data file (“2022-1 Loan Cash Streams File v06.xlsx”) provided by Barclays on behalf of the Company on January 18, 2022 containing beginning balance, ending balance, interest rate, and cash flow information with respect to the promissory notes, as of December 31, 2021.
•	The term “Source Documents” means the Loan Files and Loan Cash Streams File.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the “Source Document / Methodology/ Recompute” column of Exhibit A.
•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

For each promissory note, we compared or recomputed the specified attributes listed in Exhibit A to the corresponding information included in the Source Documents listed in the corresponding row of the “Source Document / Methodology/ Recompute” column of Exhibit A, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority until such attribute was agreed.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the promissory notes, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the promissory notes to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such promissory notes being securitized, (iii) the compliance of the originator of the promissory notes with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the promissory notes that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

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This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

January 31, 2022

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Exhibit A

Attribute	Source Document / Methodology/ Recompute
Funding Name	Methodology: Look up “Funding Name” in Salesforce Report by Accounting System Number.
Bid/Line Name	Methodology: Look up “Bid/Line Name” in Salesforce Report by Accounting System Number.
Account Name	Methodology: Look up “Account Name” in Salesforce Report by Accounting System Number.
Accounting System Number	Loan Cash Streams File
Simple Balance	Loan Cash Streams File
Simple Balance (Last)	Methodology: Look up “Simple Balance” in Salesforce Report by Accounting System Number.
Total Oxford Simple TL Balance Outstanding	Methodology: Look up “Total Oxford Simple TL Balance Outstanding” in Salesforce Report by Accounting System Number.
Oxford Line Amount	Methodology: Look up “Oxford Line Amount” in Salesforce Report by Accounting System Number.
Total Line Amount	Methodology: Look up “Total Line Amount” in Salesforce Report by Accounting System Number.
Agent	Methodology: Look up “Agent” in Salesforce Report by Accounting System Number.
Loan Collateral Type	Methodology: Look up “Loan Collateral Type” in Salesforce Report by Accounting System Number.
Actual Funding Date	Promissory Note (labeled by Accounting System Number)

Attribute	Source Document / Methodology/ Recompute
Initial first principal due date	Methodology: Look up “Initial first principal due date” in Salesforce Report by Accounting System Number.
Current first principal due date	Methodology: Look up “Current first principal due date” in Salesforce Report by Accounting System Number.
Contractual Maturity Date	Methodology: Look up “Contractual Maturity Date” in Salesforce Report by Accounting System Number.
Initial I/O Period (LSA)	Methodology: Look up “Initial I/O Period (LSA)” in Salesforce Report by Accounting System Number.
Initial I/O Period (Amended)	Methodology: Look up “Initial I/O Period (Amended)” in Salesforce Report by Accounting System Number.
Funding Term	Methodology: Look up “Funding Term” in Salesforce Report by Accounting System Number.
Floating or Fixed Rate	Methodology: Look up “Floating or Fixed Rate” in Salesforce Report by Accounting System Number.
Payment Frequency - Interest	Methodology: Look up “Payment Frequency - Interest” in Salesforce Report by Accounting System Number.
Payment Frequency - Principal	Methodology: Look up “Payment Frequency - Principal” in Salesforce Report by Accounting System Number.
Interest Calc Method	Methodology: Look up “Interest Calc Method” in Salesforce Report by Accounting System Number.
Base/Index Rate	Methodology: Look up “Base/Index Rate” in Salesforce Report by Accounting System Number.

Attribute	Source Document / Methodology/ Recompute
Margin	Methodology: Look up “Margin” in Salesforce Report by Accounting System Number.
Base/Index Rate Floor	Methodology: Look up “Base/Index Rate Floor” in Salesforce Report by Accounting System Number.
End of Term Fee	Methodology: Look up “End of Term Fee” in Salesforce Report by Accounting System Number.
Simple Cash Rate (%)	Recompute: Use the Data File and the following methodology: Base/Index Rate Floor + Margin.
Cash Rate (%)	Recompute: Use the Data File and the following methodology: Base/Index Rate + Margin + (End of Term Fee / YEARFRAC(Contractual Maturity Date, Actual Funding Date )).
Amortization Style	Loan Cash Streams File
Excess Cash Flow Sweep?	Methodology: Look up “Excess Cash Flow Sweep?” in Salesforce Report by Accounting System Number.
Balloon / Bullet at Maturity	Loan Cash Streams File
Industry	Methodology: Look up “Industry” in Salesforce Report by Accounting System Number.
Sub Type	Methodology: Look up “Sub Type” in Salesforce Report by Accounting System Number.
Industry Group	Methodology: Look up “Industry Group – ABS 2022” in Salesforce Report by Accounting System Number.

Attribute	Source Document / Methodology/ Recompute
SubSector	Methodology: Look up “SubSector” in Salesforce Report by Accounting System Number.
Region	Methodology: Look up “Region” in Salesforce Report by Accounting System Number.
Current Stage – Life Science	Methodology: If Sub Type is “Life Science”, look up “Current Stage” in Salesforce Report by Accounting System Number.
Current Credit Score	Methodology: Look up “Current Credit Score” in Salesforce Report by Accounting System Number.
TTM EBITDA	Methodology: Look up “TTM EBITDA” in Salesforce Report by Accounting System Number.
Senior Leverage Ratio	Methodology: Look up “Senior Leverage Ratio (ME)” in Salesforce Report by Accounting System Number.
Financial Statement Date	Methodology: Look up “Most Recent Month-End” in Salesforce Report by Accounting System Number.
Valuation	Methodology: If Sub Type field equals “Cash Flow”, we were instructed by the Company to treat the field as empty. Otherwise, look up “Valuation” in Salesforce Report by Accounting System Number.
Enterprise Value	Methodology: If Sub Type equals “Cash Flow”, look up “Enterprise Value” in Salesforce Report by Accounting System Number. Otherwise, we were instructed by the Company to treat the field as empty..
Valuation Source	Methodology: Look up “Valuation Source” in Salesforce Report by Accounting System Number.

Attribute	Source Document / Methodology/ Recompute
Total Senior Debt - Cash Flow	Methodology: Look up “Total Senior Debt” in Salesforce Report by Accounting System Number.
Current Covenant Default	Methodology: Look up “Current Covenant Default” in Salesforce Report by Accounting System Number.
Date of Covenant Default	Methodology: Look up “Date of Covenant Default” in Salesforce Report by Accounting System Number.
Specific Reserve?	Methodology: Look up “Specific Reserve?” in Salesforce Report by Accounting System Number.
Payment Default	Methodology: Look up “Payment Default” in Salesforce Report by Accounting System Number.
History of Major Modification due to Financial Distress?	Methodology: Look up “History of Major Modification due to Financial Distress?” in Salesforce Report by Accounting System Number.
Date of Major (payment) Modification	Methodology: Look up “Date of Major (payment) Modification” in Salesforce Report by Accounting System Number.
Billing Type	Methodology: Look up “Pmt. Type” in Billing Report by Accounting System Number.
Third Party Revolver?	Methodology: Look up “Third Party Revolver?” in Salesforce Report by Accounting System Number.

Attribute	Source Document / Methodology/ Recompute
Third Party Revolver Commitment

Methodology:

If Third Party Revolver is “yes”, look up “Third Party Revolver Commitment” in Available Debt Report by Accounting System Number.

Otherwise, we were instructed by the Company to treat the field as containing a “zero”.

Related Oxford Revolver	Methodology: If Account Name in Salesforce Report has a corresponding Loan Type of “Revolver” included, “yes”. Otherwise, we were instructed by the Company to treat the field as “no”.
Total Revolver Commitment (Oxford Participates)

Methodology:

If Related Oxford Revolver is “yes”, look up “Total Line Amount” in Salesforce Report by Account Name, and if corresponding Loan Type equals “Revolver”, use the value shown in “Total Line Amount”

Otherwise, we were instructed by the Company to treat the field as containing empty.

Related Oxford Term Loan	Methodology: If Account Name in Salesforce Report has more Term Loan Bid/Line rows than in Data File, “yes”. Otherwise, we were instructed by the Company to treat the field as “no”.
Related Co-Lender Term Loan	Methodology: If TL – Syndicated Line Amount in Salesforce Report is greater than zero, “yes”. Otherwise, we were instructed by the Company to treat the field as “no”.

Attribute	Source Document / Methodology/ Recompute
Oxford Unfunded Obligations – RLOC Line Amount

Recompute:

If Related Oxford Revolver is “yes”, (a) Total Revolver Commitment (Oxford Participates) minus (b) the value found using the following methodology:

Look up “RLOC - Balance” in Salesforce Report by Account Name and if corresponding Loan Type equals “Revolver”, use the value shown in “RLOC - Balance”.

If Related Oxford Revolver is “no”, we were instructed by the Company to treat the field as empty.

Oxford Unfunded Obligations – Unfunded Term Loans	Methodology: Look up “Term Loan Availability TL – Availability” in Salesforce Report by Accounting System Number.
Oxford Unfunded Obligations – Available Unfunded Term Loans	Methodology: Look up ““Oxford Available Undrawn Term Loans” in Available Debt Report by Accounting System Number.